Long-Term Loans Payable	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
LONG-TERM LOANS PAYABLE

Note 9 - LONG-TERM LOANS PAYABLE

In June 2020 through September 2020, Cordyceps Sunshine Cayman entered into loan agreements to borrow totally $414,000 from six individuals to finance its operation. These loans were non-interest bearing, non-secured, and had a term of one year which was subsequently extended two more years. The outstanding balance of these loans amounted to $414,000 as of September 30, 2023 and December 31, 2022.